Rule 497(e)
Registration No. 333-71424
1940 Act File No. 811-10531

NICHOLAS FAMILY OF FUNDS, INC. SUPPLEMENT DATED JANUARY 28, 2009 TO THE PROSPECTUS DATED APRIL 30, 2008 OF Nicholas Liberty Fund

THIS SUPPLEMENT UPDATES THE PROSPECTUS

PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE

The purpose of this supplement is to notify the shareholders of Nicholas Liberty Fund (the "Fund") that Mr. Albert O. Nicholas will become the portfolio manager of the Nicholas Liberty Fund effective January 29, 2009. The information regarding the previous portfolio manager found in the following sections of the prospectus dated April 30, 2008 is deleted and replaced with the following effective January 29, 2008.

PART A: INFORMATION REQUIRED IN THE PROSPECTUS:

1. The section "OVERVIEW -- Portfolio Management" on page 4 of the prospectus is revised and restated as follows:

Portfolio Management

     Mr. Albert O. Nicholas is the Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Albert O. Nicholas has been a Director of the Adviser since 1967. He served as President of the Adviser from 1967 to 1998, and currently serves as the Chief Executive Officer of the Adviser. For a further discussion of Mr. Albert O. Nicholas' experience, see "The Fund's Investment Adviser."

2. The last paragraph of the section captioned "THE FUND'S INVESTMENT ADVISER" on page 10 of the prospectus is revised and restated as follows:

     Mr. Albert O. Nicholas is the Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Albert O. Nicholas has been a Director of the Adviser since 1967. He served as President of the Adviser from 1967 to 1998, and currently serves as Chief Executive Officer of the Adviser. Mr. Albert O. Nicholas also serves as a Portfolio Manager to other funds managed by the Adviser, and is a Chartered Financial Analyst. The Fund's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.

Part B: INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. On page 16, the statement regarding Mark J. Giese in the last paragraph of the section captioned "THE FUND'S INVESTMENT ADVISER" is deleted in its entirety.

2. On page 18, the entry for Mark J. Giese in the last paragraph of the section captioned "MANAGEMENT – DIRECTORS AND EXECUTIVE OFFICERS OF THE CORPORATION AND PORTFOLIO MANAGER OF THE FUND" is deleted in its entirety and the following entry for Albert O. Nicholas is added:

Number of
		Term of		Portfolios
		Office and		in Fund	Other
	Positions	Length of		Complex	Directorships
	Held With	Time	Principal Occupations	Overseen	Held by
Name, Age and Address	Fund	Served	During Past Five Years	by Director	Director

PORTFOLIO MANAGER
Albert O. Nicholas, 77 (4)	Portfolio	Effective	Chief Executive Officer and	3	None
	Manager	January 29,	Chairman of the Board,
		2009	Nicholas Company, Inc., the
Adviser to the Fund. He is
Portfolio Manager of and
primarily responsible for the
day-to-day management of
the portfolios of the Fund,
Nicholas Fund, Inc. and
Nicholas Equity Income
Fund, Inc. He served as Co-
Portfolio Manager of the
Nicholas Fund, Inc. from
November 1996 until April
2008 and Nicholas Equity
Income Fund, Inc. from July
2001 until April 2008. He
formerly was the sole
Portfolio Manager of these
funds since each fund's
inception. He formerly was
the Co-Portfolio Manager of
Nicholas High Income Fund,
Inc. He is a Chartered
Financial Analyst.

(4) David O. Nicholas is the son of Albert O. Nicholas.

3. On page 21, the reference to Mark J. Giese as "Portfolio Manager of the Fund" is deleted from the second paragraph of the section "PRINCIPAL SHAREHOLDERS."

4. On page 21, the section "PORTFOLIO MANAGER OF THE FUND" is revised and restated as follows:

     For the fiscal year ended December 31, 2008, Mr. Mark J. Giese served as Portfolio Manager of the Fund. Effective January 29, 2009, Mr. Albert O. Nicholas became the Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund. In addition, Mr. Nicholas is primarily responsible for the day-to-day management of and total assets of the accounts (other than the Fund) set forth in the table below within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts as of December 31, 2008.

Portfolio Manager	Registered Investment Companies, Pooled Investment Vehicles and Other Accounts
Albert O. Nicholas	2 registered investment company with $1.2 billion in total assets under management and no pooled investment vehicles or other accounts

     There are no accounts in the table above with respect to which the advisory fees are based on the performance of the account.

     Material conflicts of interest may arise when the Fund's portfolio managers also have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for Mr. Albert O. Nicholas. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers - Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he manages.

     The Adviser and the Fund have adopted compliance polices and procedures that are designed to address various conflicts of interest that may arise for the Adviser and the individuals that it employs. For example, the Adviser has adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

     The Fund's Portfolio Manager is employed and compensated by the Fund's Adviser, not the Fund. The Adviser compensates its portfolio managers based on the investment performance results of the funds and accounts they manage, the value of the assets in the funds and accounts they manage, in addition to the profitability of the Adviser. As of the Fund's most recently completed fiscal year, December 31, 2008, the Fund's Portfolio Manager compensation consisted of a base salary and an annual discretionary bonus. The Adviser reviews the base salary of the Portfolio Manager annually to ensure that it reflects their performance, is competitive within the industry and coincides with the skill level necessary to manage the Fund. The annual discretionary bonus is determined by the Adviser's Board of Directors based on a number of subjective and objective factors believed by the Adviser's Board of Directors to be material to its decision. Those factors that may be considered include, without limitation, the Fund's relative and actual long-term, intermediate, and short-term performance before taxes, the Fund's performance relative to its benchmarks and peer group, and the portfolio manager's overall contributions to the organization. The benchmarks and peer groups that the Adviser's Board of Directors may consider are determined annually in the board's discretion and may include, without limitation, the Standard and Poor's Indices and the Russell Indices.

     The table below identifies beneficial ownership of the Fund's shares by the Portfolio Manager as of December 31, 2008.

Portfolio Manager	Dollar Range of Ownership of Securities
Albert O. Nicholas	Over $1,000,000